SHAREHOLDERS EQUITY (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended
	Mar. 10, 2014	Jun. 30, 2014	Jun. 30, 2013
Over-Allotment Option	525,000
Stock Issued During Period, Shares, New Issues	4,025,000
Proceeds from Issuance of Common Stock		$ 29,744	$ 0
Payments of Stock Issuance Costs		$ 2,456	$ 0
Share Price	$ 8.00